UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

100 International Drive, Baltimore, MD, 21202

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2024

CLEARBRIDGE

SMALL CAP FUND

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semi-annual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.

You may access franklintempleton.com by scanning the code below.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks capital appreciation.

II	ClearBridge Small Cap Fund

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of ClearBridge Small Cap Fund for the six-month reporting period ended April 30, 2024. Please read on for Fund performance information during the Fund’s reporting period.

Special shareholder notice

At the special meeting of shareholders of the Fund held on April 1, 2024, shareholders approved the proposals to approve: (1) a new management agreement with Franklin Templeton Fund Adviser, LLC (“FTFA”) whereby FTFA will provide overall management and administrative services to the Fund; (2) a new subadvisory agreement between FTFA and ClearBridge Investments, LLC (“ClearBridge”) whereby ClearBridge will provide day-to-day portfolio management services to the Fund as a subadviser to the Fund; (3) a new cash management subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) whereby Western Asset will provide cash management services to the Fund with respect to those assets that are allocated to Western Asset; (4) changes to the Fund’s fundamental investment policies relating to borrowing money, underwriting, lending, issuing senior securities, real estate, commodities, and concentration; and (5) an authorization for the Fund to rely on a “Manager of Managers” exemptive order, which would allow the Fund’s manager to appoint affiliated and unaffiliated subadvisers to provide subadvisory services to the Fund, without a shareholder vote, but subject to the approval of the Fund’s Board of Trustees. For more information, please see the Fund’s prospectus supplement dated April 1, 2024.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

ClearBridge Small Cap Fund	III

Letter from the president (cont’d)

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2024

IV	ClearBridge Small Cap Fund

Performance review

For the six months ended April 30, 2024, Class C shares of ClearBridge Small Cap Fund returned 13.46%. The Fund’s unmanaged benchmark, the Russell 2000 Indexi, returned 19.66% for the same period.

Performance Snapshot as of April 30, 2024 (unaudited)
(excluding sales charges)	6 months
ClearBridge Small Cap Fund:
Class A	13.85%
Class C	13.46%
Class FI	13.88%
Class R	13.65%
Class I	14.00%
Class IS	14.07%
Russell 2000 Index	19.66%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 1, 2024, as supplemented April 1, 2024, the gross total annual fund operating expense ratios for Class A, Class C, Class FI, Class R, Class I and Class IS shares were 1.10%, 1.86%, 1.21%, 1.46%, 0.86% and 0.75%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.07% for Class A shares, 1.85% for Class C shares (effective April 1, 2024), 1.07% for class FI shares, 1.45% for Class R shares (effective April 1, 2024), 0.85% for Class I shares (effective April 1, 2024) and 0.74% for Class IS shares (effective April 1, 2024). In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2026

ClearBridge Small Cap Fund	V

Performance review (cont’d)

without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal period in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2024

RISKS: Equity securities are subject to market and price fluctuations. Small-cap stocks involve greater risks and volatility than mid- and large-cap stocks. The managers’ investment style may become out of favor and/or the managers’ selection process may prove incorrect, which may have a negative impact on the Fund’s performance. The value approach to investing involves the risk that those stocks deemed to be undervalued by the portfolio managers may remain undervalued. The Fund may focus its investments in certain companies, industries or market sectors, increasing its vulnerability to market volatility. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

VI	ClearBridge Small Cap Fund

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

ClearBridge Small Cap Fund	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of April 30, 2024 and October 31, 2023. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

ClearBridge Small Cap Fund 2024 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2023 and held for the six months ended April 30, 2024.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	13.85%	$1,000.00	$1,138.50	1.07%	$5.69	Class A	5.00%	$1,000.00	$1,019.54	1.07%	$5.37
Class C	13.46	1,000.00	1,134.60	1.86	9.87	Class C	5.00	1,000.00	1,015.61	1.86	9.32
Class FI	13.88	1,000.00	1,138.80	1.07	5.69	Class FI	5.00	1,000.00	1,019.54	1.07	5.37
Class R	13.65	1,000.00	1,136.50	1.45	7.70	Class R	5.00	1,000.00	1,017.65	1.45	7.27
Class I	14.00	1,000.00	1,140.00	0.84	4.47	Class I	5.00	1,000.00	1,020.69	0.84	4.22
Class IS	14.07	1,000.00	1,140.70	0.74	3.94	Class IS	5.00	1,000.00	1,021.18	0.74	3.72

2	ClearBridge Small Cap Fund 2024 Semi-Annual Report

[1]	For the six months ended April 30, 2024.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

ClearBridge Small Cap Fund 2024 Semi-Annual Report	3

Schedule of investments (unaudited)

April 30, 2024

ClearBridge Small Cap Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Common Stocks — 98.0%
Communication Services — 3.3%
Diversified Telecommunication Services — 0.7%
Anterix Inc.	192,836	$6,078,191	*
Entertainment — 0.8%
Vivid Seats Inc., Class A Shares	1,232,300	6,481,898	*
Media — 1.8%
Gambling.com Group Ltd.	559,100	4,836,215	*
Gray Television Inc.	798,448	4,591,076
Integral Ad Science Holding Corp.	633,541	6,075,658	*
Total Media		15,502,949
Total Communication Services		28,063,038
Consumer Discretionary — 11.2%
Automobile Components — 0.9%
Visteon Corp.	71,498	7,909,824	*
Diversified Consumer Services — 1.2%
Stride Inc.	152,762	10,196,864	*
Hotels, Restaurants & Leisure — 2.0%
Bloomin’ Brands Inc.	352,249	9,084,502
Everi Holdings Inc.	932,333	7,617,160	*
Total Hotels, Restaurants & Leisure		16,701,662
Household Durables — 1.7%
Century Communities Inc.	182,757	14,496,285
Specialty Retail — 4.3%
Academy Sports & Outdoors Inc.	126,000	7,345,800
Group 1 Automotive Inc.	39,200	11,525,584
Murphy USA Inc.	44,525	18,425,335
Total Specialty Retail		37,296,719
Textiles, Apparel & Luxury Goods — 1.1%
Oxford Industries Inc.	89,500	9,646,310
Total Consumer Discretionary		96,247,664
Consumer Staples — 1.8%
Food Products — 1.1%
Utz Brands Inc.	540,442	9,744,169
Personal Care Products — 0.7%
Oddity Tech Ltd., Class A Shares	183,400	5,967,836	*
Total Consumer Staples		15,712,005
Energy — 8.6%
Energy Equipment & Services — 3.3%
Atlas Energy Solutions Inc.	427,700	9,499,217

See Notes to Financial Statements.

4	ClearBridge Small Cap Fund 2024 Semi-Annual Report

ClearBridge Small Cap Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Energy Equipment & Services — continued
Helmerich & Payne Inc.	219,511	$8,633,368
Valaris Ltd.	159,000	10,344,540	*
Total Energy Equipment & Services		28,477,125
Oil, Gas & Consumable Fuels — 5.3%
CNX Resources Corp.	390,222	9,178,021	*
HF Sinclair Corp.	220,600	11,967,550
Magnolia Oil & Gas Corp., Class A Shares	340,800	8,543,856
Matador Resources Co.	247,100	15,394,330
Total Oil, Gas & Consumable Fuels		45,083,757
Total Energy		73,560,882
Financials — 16.6%
Banks — 8.1%
Bank OZK	292,887	13,077,405
Home BancShares Inc.	541,900	12,832,192
Independent Bank Corp.	192,600	9,676,224
Texas Capital Bancshares Inc.	158,000	9,069,200	*
WaFd Inc.	371,974	10,076,776
Wintrust Financial Corp.	154,921	14,971,565
Total Banks		69,703,362
Capital Markets — 0.3%
ACIES Acquisition Corp.	1,120,800	2,420,928	*(a)
Consumer Finance — 3.8%
Encore Capital Group Inc.	244,246	10,036,068	*
OneMain Holdings Inc.	268,500	13,991,535
PROG Holdings Inc.	268,710	8,931,920
Total Consumer Finance		32,959,523
Financial Services — 2.6%
Essent Group Ltd.	167,000	8,845,990
Euronet Worldwide Inc.	132,400	13,594,832	*
Total Financial Services		22,440,822
Insurance — 1.1%
Assured Guaranty Ltd.	120,536	9,245,111
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Redwood Trust Inc.	1,101,800	6,092,954
Total Financials		142,862,700
Health Care — 11.7%
Biotechnology — 0.8%
Rhythm Pharmaceuticals Inc.	60,200	2,393,552	*
Ultragenyx Pharmaceutical Inc.	110,900	4,717,686	*
Total Biotechnology		7,111,238

See Notes to Financial Statements.

ClearBridge Small Cap Fund 2024 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2024

ClearBridge Small Cap Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Health Care Equipment & Supplies — 1.4%
Lantheus Holdings Inc.	139,528	$9,284,193	*
QuidelOrtho Corp.	54,000	2,189,700	*
Total Health Care Equipment & Supplies		11,473,893
Health Care Providers & Services — 4.5%
Acadia Healthcare Co. Inc.	136,244	10,073,881	*
AMN Healthcare Services Inc.	108,600	6,513,828	*
HealthEquity Inc.	152,115	12,003,395	*
R1 RCM Inc.	785,689	9,656,118	*
Total Health Care Providers & Services		38,247,222
Life Sciences Tools & Services — 0.6%
Maravai LifeSciences Holdings Inc., Class A Shares	665,135	5,454,107	*
Pharmaceuticals — 4.4%
Axsome Therapeutics Inc.	73,500	5,421,360	*
Corcept Therapeutics Inc.	360,400	8,404,528	*
Intra-Cellular Therapies Inc.	149,245	10,717,283	*
Prestige Consumer Healthcare Inc.	149,600	10,735,296	*
Verona Pharma PLC, ADR	172,200	2,660,490	*
Total Pharmaceuticals		37,938,957
Total Health Care		100,225,417
Industrials — 18.1%
Air Freight & Logistics — 0.5%
Forward Air Corp.	208,100	4,582,362
Building Products — 2.9%
Janus International Group Inc.	772,000	11,124,520	*
Tecnoglass Inc.	249,800	13,876,390
Total Building Products		25,000,910
Construction & Engineering — 1.9%
Centuri Holdings Inc.	196,053	4,852,312	*
Primoris Services Corp.	240,474	11,206,088
Total Construction & Engineering		16,058,400
Electrical Equipment — 1.1%
EnerSys	103,577	9,368,540
Ground Transportation — 0.8%
Marten Transport Ltd.	413,842	7,002,207
Machinery — 3.6%
Hillman Solutions Corp.	1,239,493	11,849,553	*
Terex Corp.	216,900	12,157,245
Wabash National Corp.	310,600	7,177,966
Total Machinery		31,184,764

See Notes to Financial Statements.

6	ClearBridge Small Cap Fund 2024 Semi-Annual Report

ClearBridge Small Cap Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Passenger Airlines — 1.4%
SkyWest Inc.	162,100	$11,838,163	*
Professional Services — 2.6%
ICF International Inc.	85,654	12,359,015
Korn Ferry	164,340	9,978,725
Total Professional Services		22,337,740
Trading Companies & Distributors — 3.3%
Custom Truck One Source Inc.	1,161,238	5,794,578	*
GATX Corp.	90,142	11,029,775
Rush Enterprises Inc., Class A Shares	266,196	11,691,328
Total Trading Companies & Distributors		28,515,681
Total Industrials		155,888,767
Information Technology — 10.3%
Communications Equipment — 0.8%
Extreme Networks Inc.	587,300	6,577,760	*
Electronic Equipment, Instruments & Components — 3.3%
Advanced Energy Industries Inc.	66,504	6,373,743
Crane NXT Co.	134,800	8,197,188
Itron Inc.	102,600	9,451,512	*
nLight Inc.	391,933	4,464,117	*
Total Electronic Equipment, Instruments & Components		28,486,560
IT Services — 0.6%
BigCommerce Holdings Inc., Series 1	983,700	5,567,742	*
Semiconductors & Semiconductor Equipment — 2.7%
indie Semiconductor Inc., Class A Shares	1,116,000	6,271,920	*
Photronics Inc.	335,000	9,182,350	*
SMART Global Holdings Inc.	431,350	7,880,765	*
Total Semiconductors & Semiconductor Equipment		23,335,035
Software — 2.9%
CommVault Systems Inc.	86,338	8,847,055	*
Q2 Holdings Inc.	153,500	7,888,365	*
Rapid7 Inc.	102,822	4,606,425	*
WalkMe Ltd.	448,210	3,487,074	*
Total Software		24,828,919
Total Information Technology		88,796,016
Materials — 7.7%
Chemicals — 2.4%
Avient Corp.	192,644	8,171,959
Olin Corp.	229,658	12,006,520
Total Chemicals		20,178,479

See Notes to Financial Statements.

ClearBridge Small Cap Fund 2024 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2024

ClearBridge Small Cap Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Construction Materials — 1.4%
Eagle Materials Inc.	49,500	$12,410,145
Metals & Mining — 3.9%
Commercial Metals Co.	132,550	7,123,237
Constellium SE	523,430	10,306,337	*
MP Materials Corp.	537,975	8,607,600	*
Warrior Met Coal Inc.	114,200	7,805,570
Total Metals & Mining		33,842,744
Total Materials		66,431,368
Real Estate — 6.1%
Diversified REITs — 0.7%
Alexander & Baldwin Inc.	351,800	5,794,146
Hotel & Resort REITs — 1.0%
RLJ Lodging Trust	789,823	8,688,053
Industrial REITs — 0.8%
LXP Industrial Trust	808,369	6,749,881
Office REITs — 1.4%
COPT Defense Properties	498,700	11,953,839
Retail REITs — 1.2%
Kite Realty Group Trust	473,126	10,314,147
Specialized REITs — 1.0%
PotlatchDeltic Corp.	216,600	8,666,166
Total Real Estate		52,166,232
Utilities — 2.6%
Electric Utilities — 1.5%
Portland General Electric Co.	289,273	12,505,272
Gas Utilities — 1.1%
ONE Gas Inc.	148,300	9,568,316
Total Utilities		22,073,588
Total Investments before Short-Term Investments (Cost — $691,242,831)		842,027,677

See Notes to Financial Statements.

8	ClearBridge Small Cap Fund 2024 Semi-Annual Report

ClearBridge Small Cap Fund

(Percentages shown based on Fund net assets)

Security	Rate	Shares	Value
Short-Term Investments — 1.9%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	5.156%	8,280,692	$8,280,692	(b)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	5.252%	8,280,692	8,280,692	(b)(c)
Total Short-Term Investments (Cost — $16,561,384)			16,561,384
Total Investments — 99.9% (Cost — $707,804,215)			858,589,061
Other Assets in Excess of Liabilities — 0.1%			727,503
Total Net Assets — 100.0%			$859,316,564

*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Rate shown is one-day yield as of the end of the reporting period.
(c)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2024, the total market value of investments in Affiliated Companies was $8,280,692 and the cost was $8,280,692 (Note 8).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

See Notes to Financial Statements.

ClearBridge Small Cap Fund 2024 Semi-Annual Report	9

Statement of assets and liabilities (unaudited)

April 30, 2024

Assets:
Investments in unaffiliated securities, at value (Cost — $699,523,523)	$850,308,369
Investments in affiliated securities, at value (Cost — $8,280,692)	8,280,692
Receivable for Fund shares sold	2,441,505
Receivable for securities sold	1,816,002
Dividends receivable from unaffiliated investments	135,902
Dividends receivable from affiliated investments	44,805
Other assets	10,303
Prepaid expenses	29,418
Total Assets	863,066,996

Liabilities:
Payable for securities purchased	2,492,000
Investment management fee payable	497,130
Payable for Fund shares repurchased	432,099
Service and/or distribution fees payable	88,480
Trustees’ fees payable	10,342
Accrued expenses	230,381
Total Liabilities	3,750,432
Total Net Assets	$859,316,564

Net Assets:
Par value (Note 7)	$175
Paid-in capital in excess of par value	708,508,554
Total distributable earnings (loss)	150,807,835
Total Net Assets	$859,316,564

See Notes to Financial Statements.

10	ClearBridge Small Cap Fund 2024 Semi-Annual Report

Net Assets:
Class A	$360,477,431
Class C	$12,439,104
Class FI	$2,162,020
Class R	$3,719,062
Class I	$409,630,768
Class IS	$70,888,179

Shares Outstanding:
Class A	9,576,358
Class C	368,733
Class FI	35,964
Class R	64,330
Class I	6,341,264
Class IS	1,093,318

Net Asset Value:
Class A (and redemption price)	$37.64
Class C*	$33.73
Class FI (and redemption price)	$60.12
Class R (and redemption price)	$57.81
Class I (and redemption price)	$64.60
Class IS (and redemption price)	$64.84
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50%)	$39.83

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

ClearBridge Small Cap Fund 2024 Semi-Annual Report	11

Statement of operations (unaudited)

For the Six Months Ended April 30, 2024

Investment Income:
Dividends from unaffiliated investments	$6,323,909
Dividends from affiliated investments	271,677
Total Investment Income	6,595,586

Expenses:
Investment management fee (Note 2)	2,947,559
Service and/or distribution fees (Notes 2 and 5)	542,757
Transfer agent fees (Notes 2 and 5)	404,769
Registration fees	53,520
Fund accounting fees	36,844
Trustees’ fees	27,806
Audit and tax fees	24,002
Legal fees	21,890
Shareholder reports	20,655
Commitment fees (Note 9)	3,676
Insurance	2,994
Custody fees	102
Miscellaneous expenses	6,552
Total Expenses	4,093,126
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(86,210)
Net Expenses	4,006,916
Net Investment Income	2,588,670

Realized and Unrealized Gain on Investments (Notes 1 and 3):
Net Realized Gain From Unaffiliated Investment Transactions	5,658,989
Change in Net Unrealized Appreciation (Depreciation) From Unaffiliated Investments	94,028,123
Net Gain on Investments	99,687,112
Increase in Net Assets From Operations	$102,275,782

See Notes to Financial Statements.

12	ClearBridge Small Cap Fund 2024 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended April 30, 2024 (unaudited) and the Year Ended October 31, 2023	2024	2023

Operations:
Net investment income	$2,588,670	$4,517,501
Net realized gain	5,658,989	11,522,008
Change in net unrealized appreciation (depreciation)	94,028,123	(58,371,455)
Increase (Decrease) in Net Assets From Operations	102,275,782	(42,331,946)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(15,322,269)	(1,209,182)
Decrease in Net Assets From Distributions to Shareholders	(15,322,269)	(1,209,182)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	106,074,586	150,997,565
Reinvestment of distributions	12,681,005	967,658
Cost of shares repurchased	(92,710,059)	(206,980,062)
Increase (Decrease) in Net Assets From Fund Share Transactions	26,045,532	(55,014,839)
Increase (Decrease) in Net Assets	112,999,045	(98,555,967)

Net Assets:
Beginning of period	746,317,519	844,873,486
End of period	$859,316,564	$746,317,519

See Notes to Financial Statements.

ClearBridge Small Cap Fund 2024 Semi-Annual Report	13

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2024[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$33.84	$35.78	$50.63	$33.09	$38.90	$41.95

Income (loss) from operations:
Net investment income (loss)	0.09	0.16	(0.07)	(0.02)	0.14	0.16
Net realized and unrealized gain (loss)	4.59	(2.06)	(7.71)	17.78	(4.14)	1.04
Total income (loss) from operations	4.68	(1.90)	(7.78)	17.76	(4.00)	1.20

Less distributions from:
Net investment income	(0.25)	(0.04)	—	(0.22)	(0.20)	—
Net realized gains	(0.63)	—	(7.07)	—	(1.61)	(4.25)
Total distributions	(0.88)	(0.04)	(7.07)	(0.22)	(1.81)	(4.25)

Net asset value, end of period	$37.64	$33.84	$35.78	$50.63	$33.09	$38.90
Total return[3]	13.85%	(5.30)%	(17.12)%	53.75%	(11.00)%	3.52%

Net assets, end of period (millions)	$360	$334	$386	$507	$294	$375

Ratios to average net assets:
Gross expenses	1.10%[4]	1.10%	1.10%	1.08%	1.09%	1.10%
Net expenses[5,6]	1.07 [4]	1.07	1.07	1.06	1.07	1.08
Net investment income (loss)	0.49 [4]	0.45	(0.19)	(0.05)	0.41	0.41

Portfolio turnover rate	14%	37%	36%	42%[7]	49%	38%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2024 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, effective May 21, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.07%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

14	ClearBridge Small Cap Fund 2024 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2024[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$30.31	$32.25	$46.67	$30.58	$36.16	$39.54

Income (loss) from operations:
Net investment loss	(0.05)	(0.10)	(0.34)	(0.36)	(0.10)	(0.12)
Net realized and unrealized gain (loss)	4.10	(1.84)	(7.01)	16.45	(3.87)	0.99
Total income (loss) from operations	4.05	(1.94)	(7.35)	16.09	(3.97)	0.87

Less distributions from:
Net realized gains	(0.63)	—	(7.07)	—	(1.61)	(4.25)
Total distributions	(0.63)	—	(7.07)	—	(1.61)	(4.25)

Net asset value, end of period	$33.73	$30.31	$32.25	$46.67	$30.58	$36.16
Total return[3]	13.46%	(6.05)%	(17.74)%	52.56%	(11.66)%	2.83%

Net assets, end of period (000s)	$12,439	$14,324	$21,042	$34,349	$38,124	$76,816

Ratios to average net assets:
Gross expenses	1.88%[4]	1.86%	1.85%	1.84%	1.85%	1.81%
Net expenses[5,6]	1.86 [4]	1.84	1.84	1.82	1.83	1.79
Net investment loss	(0.29) [4]	(0.32)	(0.96)	(0.83)	(0.32)	(0.34)

Portfolio turnover rate	14%	37%	36%	42%[7]	49%	38%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2024 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, effective April 1, 2024, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

ClearBridge Small Cap Fund 2024 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class FI Shares[1]	2024[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$53.50	$56.50	$75.92	$49.48	$57.24	$59.73

Income (loss) from operations:
Net investment income (loss)	0.15	0.26	(0.37)	(0.13)	0.17	0.15
Net realized and unrealized gain (loss)	7.26	(3.26)	(11.98)	26.65	(6.27)	1.61
Total income (loss) from operations	7.41	(3.00)	(12.35)	26.52	(6.10)	1.76

Less distributions from:
Net investment income	(0.16)	—	—	(0.08)	(0.05)	—
Net realized gains	(0.63)	—	(7.07)	—	(1.61)	(4.25)
Total distributions	(0.79)	—	(7.07)	(0.08)	(1.66)	(4.25)

Net asset value, end of period	$60.12	$53.50	$56.50	$75.92	$49.48	$57.24
Total return[3]	13.88%	(5.31)%	(17.48)%	53.61%	(11.10)%	3.40%

Net assets, end of period (000s)	$2,162	$2,222	$2,767	$3,427	$2,162	$3,707

Ratios to average net assets:
Gross expenses	1.32%[4]	1.21%	1.50%	1.18%	1.19%	1.21%
Net expenses[5,6]	1.07 [4]	1.07	1.48	1.17	1.17	1.19
Net investment income (loss)	0.50 [4]	0.45	(0.60)	(0.18)	0.33	0.27

Portfolio turnover rate	14%	37%	36%	42%[7]	49%	38%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2024 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, effective August 5, 2022, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.07%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

16	ClearBridge Small Cap Fund 2024 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class R Shares[1]	2024[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$51.43	$54.52	$73.50	$47.98	$55.68	$58.35

Income (loss) from operations:
Net investment income (loss)	0.03	0.04	(0.34)	(0.31)	0.00 [3]	0.02
Net realized and unrealized gain (loss)	6.98	(3.13)	(11.57)	25.83	(6.09)	1.56
Total income (loss) from operations	7.01	(3.09)	(11.91)	25.52	(6.09)	1.58

Less distributions from:
Net realized gains	(0.63)	—	(7.07)	—	(1.61)	(4.25)
Total distributions	(0.63)	—	(7.07)	—	(1.61)	(4.25)

Net asset value, end of period	$57.81	$51.43	$54.52	$73.50	$47.98	$55.68
Total return[4]	13.65%	(5.67)%	(17.45)%	53.16%	(11.38)%	3.16%

Net assets, end of period (000s)	$3,719	$3,437	$4,200	$5,720	$5,035	$7,200

Ratios to average net assets:
Gross expenses	1.46%[5]	1.46%	1.46%	1.47%	1.50%	1.46%
Net expenses[6,7]	1.45 [5]	1.45	1.45	1.45	1.48	1.44
Net investment income (loss)	0.12 [5]	0.07	(0.57)	(0.46)	0.01	0.04

Portfolio turnover rate	14%	37%	36%	42%[8]	49%	38%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2024 (unaudited).

[3]	Amount represents less than $0.005 or greater than $(0.005) per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, effective April 1, 2024, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

ClearBridge Small Cap Fund 2024 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2024[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$57.49	$60.68	$80.51	$52.43	$60.56	$62.73

Income (loss) from operations:
Net investment income	0.23	0.41	0.03	0.11	0.33	0.38
Net realized and unrealized gain (loss)	7.81	(3.50)	(12.79)	28.22	(6.61)	1.70
Total income (loss) from operations	8.04	(3.09)	(12.76)	28.33	(6.28)	2.08

Less distributions from:
Net investment income	(0.30)	(0.10)	—	(0.25)	(0.24)	—
Net realized gains	(0.63)	—	(7.07)	—	(1.61)	(4.25)
Total distributions	(0.93)	(0.10)	(7.07)	(0.25)	(1.85)	(4.25)

Net asset value, end of period	$64.60	$57.49	$60.68	$80.51	$52.43	$60.56
Total return[3]	14.00%	(5.11)%	(16.94)%	54.10%	(10.83)%	3.77%

Net assets, end of period (millions)	$410	$329	$362	$517	$390	$490

Ratios to average net assets:
Gross expenses	0.85%[4]	0.86%	0.85%	0.86%	0.89%	0.87%
Net expenses[5,6]	0.84 [4]	0.85	0.84	0.84	0.87	0.85
Net investment income	0.73 [4]	0.66	0.04	0.15	0.62	0.63

Portfolio turnover rate	14%	37%	36%	42%[7]	49%	38%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2024 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, effective April 1, 2024, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

18	ClearBridge Small Cap Fund 2024 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class IS Shares[1]	2024[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$57.74	$60.95	$80.75	$52.60	$60.71	$62.82

Income (loss) from operations:
Net investment income	0.27	0.48	0.10	0.19	0.39	0.44
Net realized and unrealized gain (loss)	7.83	(3.52)	(12.83)	28.30	(6.59)	1.70
Total income (loss) from operations	8.10	(3.04)	(12.73)	28.49	(6.20)	2.14

Less distributions from:
Net investment income	(0.37)	(0.17)	—	(0.34)	(0.30)	—
Net realized gains	(0.63)	—	(7.07)	—	(1.61)	(4.25)
Total distributions	(1.00)	(0.17)	(7.07)	(0.34)	(1.91)	(4.25)

Net asset value, end of period	$64.84	$57.74	$60.95	$80.75	$52.60	$60.71
Total return[3]	14.07%	(5.01)%	(16.84)%	54.29%	(10.71)%	3.86%

Net assets, end of period (000s)	$70,888	$63,477	$69,087	$136,865	$192,477	$223,231

Ratios to average net assets:
Gross expenses	0.75%[4]	0.75%	0.74%	0.74%	0.76%	0.75%
Net expenses[5,6]	0.74 [4]	0.74	0.73	0.72	0.74	0.73
Net investment income	0.83 [4]	0.78	0.15	0.26	0.72	0.74

Portfolio turnover rate	14%	37%	36%	42%[7]	49%	38%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2024 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, effective April 1, 2024, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.74%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

ClearBridge Small Cap Fund 2024 Semi-Annual Report	19

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services –Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily

20	ClearBridge Small Cap Fund 2024 Semi-Annual Report

valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s adviser and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Small Cap Fund 2024 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Financials	$140,441,772	$2,420,928	—	$142,862,700
Other Common Stocks	699,164,977	—	—	699,164,977
Total Long-Term Investments	839,606,749	2,420,928	—	842,027,677
Short-Term Investments†	16,561,384	—	—	16,561,384
Total Investments	$856,168,133	$2,420,928	—	$858,589,061

†	See Schedule of Investments for additional detailed categorizations.

(b) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to

22	ClearBridge Small Cap Fund 2024 Semi-Annual Report

the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(d) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2023, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal

ClearBridge Small Cap Fund 2024 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Effective April 1, 2024, Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. FTFA, ClearBridge and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”). Prior to April 1, 2024, FTFA provided administrative services through its role as sub-administrator to the Fund and ClearBridge provided investment advice through its role as manager to the Fund.

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.700%
Next $1 billion	0.680
Next $3 billion	0.650
Next $5 billion	0.620
Over $10 billion	0.590

Effective April 1, 2024, FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the Fund’s cash and short-term instruments allocated to Western Asset. For its services, FTFA pays ClearBridge a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, FTFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by FTFA.

Prior to April 1, 2024, FTFA served as the sub-administrator to the Fund and provided certain administrative services to the Fund pursuant to a separate sub-administration agreement between ClearBridge and FTFA. For FTFA’s services to the Fund, ClearBridge (not the Fund) paid FTFA a fee, calculated daily and payable monthly, at an annual rate of 0.05% of the average daily net assets of the Fund. For Western Asset’s services to the Fund, ClearBridge (not the Fund) paid Western Asset 0.02% of the portion of the Fund’s average daily net assets that were allocated to it by ClearBridge.

24	ClearBridge Small Cap Fund 2024 Semi-Annual Report

Prior to April 1, 2024, the Fund’s agreement with ClearBridge provided that expense reimbursements be made to the Fund for audit fees and compensation of the Fund’s independent trustees. These expense reimbursements were not subject to recapture.

As a result of expense limitation arrangements between the Fund and FTFA (or ClearBridge prior to April 1, 2024), the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C (effective April 1, 2024), Class FI, Class R (effective April 1, 2024), Class I (effective April 1, 2024) and Class IS (effective April 1, 2024) shares did not exceed 1.07%, 1.85%, 1.07%, 1.45%, 0.85% and 0.74%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended April 30, 2024, fees waived and/or expenses reimbursed amounted to $86,210, which included an affiliated money market fund waiver of $4,559.

FTFA (or ClearBridge prior to April 1, 2024) is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at April 30, 2024, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class R	Class I	Class IS
Expires October 31, 2024	$34,522	—	—	—	—	—
Expires October 31, 2025	56,969	—	$221	—	—	—
Expires October 31, 2026	59,767	—	3,421	—	—	—
Expires October 31, 2027	33,868	$170	2,913	$13	$1,315	$671
Total fee waivers/expense reimbursements subject to recapture	$185,126	$170	$6,555	$13	$1,315	$671

For the six months ended April 30, 2024, FTFA (or ClearBridge prior to April 1, 2024) did not recapture any fees.

ClearBridge Small Cap Fund 2024 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended April 30, 2024, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $12,549 was earned by Investor Services.

There is a maximum initial sales charge of 5.50% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2024, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$11,864	—
CDSCs	107	$521

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by FTFA or an affiliate of FTFA in which his or her deferred trustee’s fees were deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

26	ClearBridge Small Cap Fund 2024 Semi-Annual Report

3. Investments

During the six months ended April 30, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$124,133,957
Sales	111,983,625

At April 30, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$707,804,215	$216,920,238	$(66,135,392)	$150,784,846

4. Derivative instruments and hedging activities

During the six months ended April 30, 2024, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended April 30, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$459,264	$188,012
Class C	71,227	9,300
Class FI	2,990	3,922
Class R	9,276	3,960
Class I	—	199,143
Class IS	—	432
Total	$542,757	$404,769

For the six months ended April 30, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$54,611
Class C	988
Class FI	3,050

ClearBridge Small Cap Fund 2024 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

Waivers/Expense Reimbursements
Class R	$222
Class I	22,720
Class IS	4,619
Total	$86,210

6. Distributions to shareholders by class

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
Net Investment Income:
Class A	$2,392,316	$471,483
Class C	—	—
Class FI	6,607	—
Class R	—	—
Class I	1,698,720	547,320
Class IS	402,363	190,379
Total	$4,500,006	$1,209,182

Net Realized Gains:
Class A	$6,177,633	—
Class C	291,562	—
Class FI	25,859	—
Class R	39,582	—
Class I	3,598,856	—
Class IS	688,771	—
Total	$10,822,263	—

7. Shares of beneficial interest

At April 30, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	331,540	$12,510,133	558,802	$20,324,992
Shares issued on reinvestment	222,427	8,309,880	12,886	455,013
Shares repurchased	(854,386)	(32,220,269)	(1,488,631)	(53,713,103)
Net decrease	(300,419)	$(11,400,256)	(916,943)	$(32,933,098)

28	ClearBridge Small Cap Fund 2024 Semi-Annual Report

	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class C
Shares sold	37,708	$1,279,213	36,670	$1,201,988
Shares issued on reinvestment	8,226	276,229	—	—
Shares repurchased	(149,846)	(5,082,789)	(216,541)	(7,025,293)
Net decrease	(103,912)	$(3,527,347)	(179,871)	$(5,823,305)

Class FI
Shares sold	2,212	$133,128	4,859	$282,191
Shares issued on reinvestment	544	32,466	—	—
Shares repurchased	(8,324)	(511,400)	(12,295)	(716,730)
Net decrease	(5,568)	$(345,806)	(7,436)	$(434,539)

Class R
Shares sold	11,996	$696,123	15,857	$886,953
Shares issued on reinvestment	689	39,565	—	—
Shares repurchased	(15,192)	(855,989)	(26,045)	(1,435,461)
Net decrease	(2,507)	$(120,301)	(10,188)	$(548,508)

Class I
Shares sold	1,273,525	$83,707,607	1,777,174	$109,438,230
Shares issued on reinvestment	49,340	3,160,735	6,295	376,869
Shares repurchased	(698,373)	(45,019,192)	(2,025,340)	(123,362,317)
Net increase (decrease)	624,492	$41,849,150	(241,871)	$(13,547,218)

Class IS
Shares sold	121,011	$7,748,382	297,206	$18,863,211
Shares issued on reinvestment	13,414	862,130	2,261	135,776
Shares repurchased	(140,555)	(9,020,420)	(333,564)	(20,727,158)
Net decrease	(6,130)	$(409,908)	(34,097)	$(1,728,171)

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

ClearBridge Small Cap Fund 2024 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

all or some portion of the six months ended April 30, 2024. The following transactions were effected in such company for the six months ended April 30, 2024.

	Affiliate Value at October 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$9,040,386	$50,903,998	50,903,998	$51,663,692	51,663,692

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2024
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$271,677	—	$8,280,692

9. Redemption facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 31, 2025.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended April 30, 2024.

10. Recent accounting pronouncement

In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and

30	ClearBridge Small Cap Fund 2024 Semi-Annual Report

annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.

ClearBridge Small Cap Fund 2024 Semi-Annual Report	31

Board approval of management and

subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Global Asset Management Trust (the “Trust”) held on November 1-2, 2023, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved, subject to shareholder approval, (i) a new management agreement (the “New Management Agreement”) between the Trust and Franklin Templeton Fund Adviser, LLC (“FTFA”), with respect to ClearBridge Small Cap Fund, a series of the Trust (the “Fund”), pursuant to which FTFA provides overall management and administrative services to the Fund, (ii) a new sub-advisory agreement between FTFA and ClearBridge Investments, LLC (“ClearBridge”), pursuant to which ClearBridge provides day-to-day management of the Fund’s portfolio, and (iii) a new cash management sub-advisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset” and, together with ClearBridge, the “Sub-Advisers”), pursuant to which Western Asset provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by FTFA. Each new sub-advisory agreement (the “New Sub-Advisory Agreement”) and the New Management Agreement are collectively referred to as the “New Agreements.” Shareholders of the Fund approved the New Agreements at a meeting of shareholders held on April 1, 2024.

Background

The New Agreements were approved in connection with the restructuring of the management and administration arrangements of the Fund to align the Fund with those of other Legg Mason and Franklin Templeton funds. Prior to approval of the New Agreements, ClearBridge provided day-to-day management of the Fund’s portfolio pursuant to an investment advisory and management agreement (the “Prior Management Agreement”) between the Trust and ClearBridge, and Western Asset provided day-to-day management of the Fund’s cash and short-term instruments allocated to it by ClearBridge pursuant to a sub-advisory agreement (the “Prior Sub-Advisory Agreement”) between ClearBridge and Western Asset. The Prior Management Agreement and Prior Sub-Advisory Agreement are together referred to as the “Prior Agreements” and FTFA and ClearBridge (each, the “Manager”) and Western Asset are referred to, collectively, as the “Advisers.”

Board approval of New Management Agreement and New Sub-Advisory Agreements

At the Board meeting, representatives of the Advisers made presentations to, and responded to questions from, the Board. After the presentations and after reviewing the written materials provided, the Independent Trustees met in executive session with their counsel to consider the New Agreements.

Among other things, the Board considered:

(i) the fact that the management fee rates payable by the Fund will not increase by virtue of the New Agreements, but will remain the same, and that the removal of the Manager’s

32	ClearBridge Small Cap Fund

obligation to reimburse certain expenses under the Prior Management Agreement would be offset by contractual expense caps that FTFA has agreed to keep in place for at least two years;

(ii) the Advisers’ representation that, under the proposed arrangement, there will be no diminution in the nature, quality and extent of services provided to the Fund under the revised structure with FTFA as manager, and ClearBridge and Western Asset as sub-advisers;

(iii) that ClearBridge will continue to provide day-to-day portfolio management services to the Fund, albeit in the capacity of sub-adviser rather than manager, and that the same portfolio managers will continue to provide services to the Fund under the new sub-advisory arrangement;

(iv) the terms and conditions of the New Agreements, including a comparison of the form of each New Agreement to the form of its corresponding Prior Agreement, as applicable;

(v) that the Prior Agreements are the product of multiple years of review and negotiation and information received and considered by the Trustees in the exercise of their business judgment during those years, and that within the past year the Board has performed a full review of and approved the Prior Agreements as required by the 1940 Act, having determined in the exercise of the Board’s business judgment that each of ClearBridge and Western Asset had the capabilities, resources and personnel necessary to provide the services provided to the Fund, and that the management and sub-advisory fees paid by or in respect of the Fund, taking into account any applicable agreed-upon fee reductions and breakpoints, represented reasonable compensation to the applicable Adviser in light of the services provided, the costs to the Adviser of providing those services, the fees and other expenses paid by similar funds, and such other matters as the Trustees considered relevant in the exercise of their business judgment, including that the fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels (the date of each Board’s most recent full annual review of the Prior Agreements was May 3-4, 2023);

(vi) the fact that the Trustees are familiar with the investment management services of FTFA, and have multiple years of experience with respect to FTFA’s capabilities, resources and personnel for other funds within the Trust that have appointed FTFA as manager;

(vii) that the Fund will not bear the costs of obtaining shareholder approval of the New Agreements;

(viii) that aligning the New Agreements with those of other funds overseen by the Board would help facilitate potential reorganization involving the Fund without subjecting the

ClearBridge Small Cap Fund	33

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

Fund to the costs, expenses and delays associated with obtaining shareholder approval, where shareholder approval would not otherwise be required; and

(ix) that aligning the New Agreements with those of other funds overseen by the Board with respect to the bearing of expenses will help streamline the expense management and oversight process and thereby reduce the potential for errors in calculating fees and expenses associated with differing arrangements.

Certain of these considerations are discussed in more detail below.

In connection with their evaluation of the terms and conditions of the New Agreements, the Board considered information received in connection with the most recent continuation of each Prior Agreement, as well as the materials and presentations they received in connection with the New Agreements. The Trustees also noted that they had received information with respect to FTFA, ClearBridge and Western Asset at quarterly Board meetings. In approving the New Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the New Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the New Agreements.

The discussion below addresses both the management and the administrative functions to be rendered by FTFA as the manager for the Fund pursuant to the New Management Agreement, as well as the advisory functions to be rendered by ClearBridge and Western Asset pursuant to the New Sub-advisory Agreements for the Fund.

The Independent Trustees considered the New Management Agreement and the New Sub-advisory Agreements separately in the course of their review. In doing so, they considered the respective roles of the Manager and the Sub-advisers in providing services to the Fund. The Independent Trustees were advised by separate independent legal counsel throughout the process. In connection with the most recent continuation of the Prior Agreements, the Independent Trustees received a memorandum from legal counsel discussing the legal standards for their consideration of the New Agreements for the Fund. The Independent Trustees of the Fund reviewed the proposed approval of the New Agreements with their independent legal counsel in private sessions at which no representatives of the Advisers or their affiliates were present.

Nature, extent and quality of the services under the New Agreements

The Board noted that FTFA currently provides sub-administrative services to the Fund, ClearBridge currently provides investment advisory services to the Fund (along with additional management and administrative services as manager), and that Western Asset currently provides cash management advisory services to the Fund. The Board considered that under the New Agreements, FTFA, ClearBridge and Western Asset would be providing

34	ClearBridge Small Cap Fund

the same investment advisory and administrative services that they currently provide to the Fund, but that under the New Agreements FTFA (rather than ClearBridge) would serve as manager of the Fund and ClearBridge would provide investment advisory services as a sub-adviser to the Fund. The Board noted that Western Asset would continue to provide cash management services as a sub-adviser to the Fund.

The Board acknowledged that they had previously received and considered information regarding the nature, extent and quality of services provided to the Fund by FTFA, ClearBridge and Western Asset under the Prior Agreements, as well as information regarding the nature, extent and quality of services provided by FTFA as manager and ClearBridge and Western Asset as sub-advisers to numerous other funds overseen by the Board. The Board’s evaluation of the services provided by the Advisers took into account the Trustees’ knowledge gained as Trustees of other funds in the Legg Mason Funds complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Advisers, and the quality of FTFA’s proposed administrative and other services. Among other things, the Board considered that the Advisers had advised the Board that the new management and sub-advisory arrangements are not expected to result in any diminution in the nature, quality and extent of services provided to the Funds and their shareholders by the Advisers, including compliance services, and that no changes to portfolio management personnel are contemplated in connection with the new management and sub-advisory arrangements.

The Board observed that the scope of services provided by the Advisers, and of the undertakings required by the Advisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs, derivatives risk management programs, cybersecurity programs and valuation-related policies had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Advisers regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Advisers and their affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the risk management processes of the Advisers.

The Board also reviewed the qualifications, backgrounds and responsibilities of the senior personnel of the Advisers and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Advisers and the Advisers’ affiliates, the financial resources of Franklin Resources, the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.

ClearBridge Small Cap Fund	35

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

The Board considered the division of responsibilities among the Advisers under the Prior Agreements, and the oversight provided by ClearBridge under the Prior Agreements, and the proposed division of responsibilities among the Advisers under the New Agreements and the oversight to be provided by FTFA under the New Agreements. The Board considered the policies and practices of each Adviser regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.

The Board noted that they had previously received performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board had been provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. In previous reviews, while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board took the information received throughout the year into account. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as small-cap core funds by Lipper, showed, among other data, that the performance of the Fund’s Class I shares for the 1-, 3-, 5-and 10-year periods ended December 31, 2022 was below the median performance of the funds in the Performance Universe for the 1-, 3-and 5-year periods and approximately equivalent to the median performance of the funds in the Performance Universe for the 10-year period. The Board noted the explanations from ClearBridge concerning the reasons for the Fund’s relative performance versus the peer group for various periods. The Board noted that the Fund’s performance was ahead of its benchmark and peer group for the year-to-date ended September 30, 2023.

Based on their review of the materials provided and the assurances they have received from FTFA and ClearBridge, the Board of Trustees determined that the nature and quality of services expected to be provided, including performance, under the New Agreements would be satisfactory and consistent with the terms of the New Agreements.

36	ClearBridge Small Cap Fund

Management fees and expense ratios

The Board noted under the New Agreements, the Fund would receive the same investment advisory and administrative services that they currently receive under the Prior Agreements, but that under the New Management Agreement FTFA, rather than ClearBridge, would serve as manager of the Fund. They noted that the management fee rates payable to FTFA under the New Management Agreement would be the same as the management fee rate payable to ClearBridge under the Prior Agreement. The Board also considered that the removal of the Manager’s obligation to reimburse certain expenses under the Prior Management Agreement would be offset by contractual expense caps that FTFA has agreed to keep in place for at least two years.

The Board reviewed and considered the contractual management fee payable by the Fund to ClearBridge under its Prior Management Agreement (the “Contractual Management Fee”) and the actual management fees previously paid by the Fund to ClearBridge after giving effect to breakpoints and waivers (the “Actual Management Fee”), in light of the nature, extent and quality of the services provided by the Advisers. The Board also considered that, under the New Management Agreement, the compensation paid to the Sub-Advisers would be the responsibility and expense of FTFA, not the Fund.

The Board considered information previously provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee for the Fund under the Prior Management Agreement, and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. In previous reviews, while the Board has found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board noted that it had previously reviewed information regarding fees charged by the Advisers to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, institutional separate and commingled accounts, retail managed accounts and third-party sub-advised funds.

The Advisers had also reviewed with the Board the differences in services provided to these different types of accounts, including that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board noted that it had previously considered the fee comparisons in light of the differences in management of these different types of accounts and the differences in the degree of entrepreneurial and other risks borne by the Advisers in managing the Fund and in managing other types of accounts.

ClearBridge Small Cap Fund	37

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

The Board also considered the overall management fee, the fees of each Sub-Adviser and the amount of the management fee retained by the Manager after payment of the sub-advisory fees, in each case in light of the services rendered for those amounts. The Board noted that it had also previously received an analysis of complex-wide management fees provided by FTFA, which, among other things, set out a framework of fees based on asset classes.

The Board previously received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee under the Prior Management Agreement as well as its actual total expense ratio with those of a group of funds consisting of 18 small-cap core funds (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of small-cap core funds (including the Fund) (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee was below the median of management fees payable by the funds in the Expense Group and that the Fund’s Actual Management Fee was below the median of management fees paid by the funds in the Expense Group and below the median of management fees paid by the funds in the Expense Universe. This information also showed that the Fund’s actual total expense ratio was below the median of the total expense ratios of the funds in the Expense Group and below the median of the actual total expense ratios of the funds in the Expense Universe. The Board considered the limitation on the Fund’s expenses then in effect.

As noted above, in considering the New Agreements, the Board considered that the management fee rate payable to FTFA under the New Management Agreement would be the same as the management fee rate payable to ClearBridge under the Prior Agreements. The Board also considered that the removal of the Manager’s obligation to reimburse certain expenses under the Prior Management Agreement would be offset by contractual expense caps that FTFA has agreed to keep in place for at least two years.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the sub-advisory fees for the Fund are reasonable in light of the nature, extent and quality of the services to be provided to the Fund under the New Agreements.

Manager profitability

The Board noted that it had previously received and considered an analysis of the profitability of FTFA, ClearBridge, Western Asset, and their affiliates in providing services to the Fund and other funds in Legg Mason Funds complex. The Board also previously received information with respect to the Legg Mason Funds complex as a whole. The Board previously received information with respect to the allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had previously been reviewed by an outside consultant. The Board noted the reconfiguration of

38	ClearBridge Small Cap Fund

certain responsibilities of the Advisers under the New Agreements, but recognized that the overall services that the Advisers would provide to the Funds under the New Agreements, and the fees payable by the Fund for those services, would not change at current asset levels. The profitability of the Advisers was considered by the Board to be not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board previously received information concerning whether the Advisers realize economies of scale as the Fund’s assets grow. The Board noted that under both the Prior Management Agreement and the New Management Agreement, there were breakpoints in the management fee, reflecting the potential for reducing the blended rate of the management fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing with Fund investors any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels. The Board noted that the Fund had not reached the specified asset level at which a breakpoint to its management fee would be triggered. The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.

Other benefits to the Manager and the Sub-Advisers

The Board considered other benefits received by the Advisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the appointment of an affiliate of the Advisers as the transfer agent of the Fund.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Advisers to the Fund, the Board considered that the ancillary benefits that the Advisers and their affiliates receive were reasonable.

Conclusion

After consideration of the factors described above as well as other factors, and in the exercise of their business judgment, with respect to the Fund, the Board, including the Independent Trustees, concluded that the New Agreements, including the fees payable thereunder, were fair and reasonable and that, with respect to the Fund, entering into the New Agreements for the Fund was in the best interests of the Fund’s shareholders, and voted to approve the New Agreements and to recommend that shareholders approve the New Agreements.

ClearBridge Small Cap Fund	39

Additional shareholder information (unaudited)

Results of special meeting of shareholders

On April 1, 2024, a special meeting of shareholders was held for the following purposes: (1) to approve a new management agreement between the Fund and Franklin Templeton Fund Adviser, LLC (“FTFA”); (2) to approve a new subadvisory agreement between FTFA and ClearBridge Investments, LLC (“ClearBridge”) with respect to the Fund; (3) to approve a new subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) with respect to the Fund; (4) to approve changes to the Fund’s fundamental investment policies relating to borrowing money, underwriting, lending, issuing senior securities, real estate, commodities, and concentration; and (5) to approve an authorization for the Fund to rely on a “Manager of Managers” exemptive order.

The following table provides the number of votes cast for or against, as well as the number of abstentions and broker non-votes as to each matter voted on at the special meeting of shareholders. Each item voted on was approved.

Item Voted On	Voted For	Voted Against	Abstentions	Broker Non-Votes
To Approve a New Management Agreement with FTFA	7,947,831	147,524	1,243,597	0
To Approve a New Subadvisory Agreement with ClearBridge	7,946,897	145,473	1,246,563	0
To Approve a New Subadvisory Agreement with Western Asset	7,936,676	149,486	1,252,788	0
To Approve a Revised Fundamental Policy on Borrowing Money	7,793,569	242,063	1,303,298	0
To Approve a Revised Fundamental Policy on Underwriting	7,852,256	182,999	1,303,674	0
To Approve a Revised Fundamental Policy on Lending	7,796,367	238,926	1,303,637	0
To Approve a Revised Fundamental Policy on Issuing Senior Securities	7,834,809	202,118	1,301,989	0
To Approve a Revised Fundamental Policy on Real Estate	7,814,103	217,078	1,307,773	0
To Approve a Revised Fundamental Policy on Commodities	7,829,158	203,224	1,306,551	0
To Approve a Revised Fundamental Policy on Concentration	7,847,350	178,096	1,313,485	0
To Approve an authorization for the Fund to rely on a “Manager of Managers” exemptive order	7,829,239	196,498	1,313,119	0

40	ClearBridge Small Cap Fund

ClearBridge

Small Cap Fund

Trustees

Andrew L. Breech

Stephen R. Gross

Susan M. Heilbron

Arnold L. Lehman

Robin J. W. Masters

Ken Miller

G. Peter O’Brien*

Chair

Thomas F. Schlafly

Jane Trust

Investment manager

Franklin Templeton Fund Adviser, LLC**

Subadviser

ClearBridge Investments, LLC***

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

*	Effective February 7, 2024, Mr. O’Brien became Chair of the Board.
**	Effective April 1, 2024, Franklin Templeton Fund Adviser, LLC replaced ClearBridge Investments, LLC as Investment Manager.
***	Effective April 1, 2024, ClearBridge Investments, LLC became Subadviser.

Transfer agent

Franklin Templeton Investor

Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

ClearBridge Small Cap Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

ClearBridge Small Cap Fund

Legg Mason Funds

100 International Drive

Baltimore, MD 21202

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of ClearBridge Small Cap Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or

NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice (cont’d)

process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.

*	For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Legg Mason Funds

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

LMFX013671 6/24 SR24-4885

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable. (b) Not applicable.

ITEM 14.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 17, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 17, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	June 17, 2024